Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Trade and Other Receivables

	2021 $m	2020 $m
Current
Trade receivables	3,586	3,209
Construction contract assets (i)	565	499
Total trade receivables and construction contract assets, gross	4,151	3,708
Loss allowance	(131)	(140)
Total trade receivables and construction contract assets, net	4,020	3,568
Amounts receivable from equity accounted investments	31	32
Prepayments	251	221
Other receivables	267	265
Total	4,569	4,086

Non-current
Other receivables	239	325

Summary Of Unbilled Revenue And Retentions Explanatory

	Unbilled revenue		Retentions
	2021 $m	2020 $m	2021 $m	2020 $m
At 1 January	297	278	202	206
Translation adjustment	(4)	7	(1)	3
Additional contract balances recognised	318	238	130	130
Invoiced in the period	(239)	(226)	-	-
Received from customers	-	-	(125)	(137)
Written off during the year	(11)	-	-	-
Disposals	-	-	(2)	-
At 31 December	361	297	204	202

Summary of Expected Credit Loss Allowance for Receivables
The movements in the expected credit loss allowance for receivables during the financial year were as follows:

	2021 $m	2020 $m	2019 $m
At 1 January	140	133	153
Translation adjustment	(5)	5	(1)
Disposed of during year	(1)	(4)	(34)
Written off during year	(14)	(23)	(29)
Arising on acquisition (note 30)	1	-	1
Net remeasurement of expected credit loss allowance	10	29	43
At 31 December	131	140	133

Summary of Gross Carrying Value Trade Receivables and Construction Contract Assets and Loss Allowance by Segment	The following table sets out the gross carrying value of trade receivables and construction contract assets and expected credit loss allowance by segment:

	Trade receivables and construction contract assets, gross			Expected credit loss allowance
	2021 $m	2020 $m	2019 $m	2021 $m	2020 $m	2019 $m
Americas Materials	1,735	1,475	1,520	27	34	31
Europe Materials	1,427	1,403	1,379	79	83	78
Building Products (i)	989	830	810	25	23	24
Total Group	4,151	3,708	3,709	131	140	133

Summary of Information About Building Products Segment By Geographic Location
(i)	Analysis of Building Products segment by geographic location:

Americas	821	676	662	19	17	18
Europe	168	154	148	6	6	6
Total	989	830	810	25	23	24

Schedule of Aged Analysis of Trade Receivables and Amounts Receivable in Respect of Construction Contracts at Balance Sheet Date
Aged analysis
The aged analysis of net trade receivables and construction contract assets at the balance sheet date was as follows:

	Americas Materials	Europe Materials	Building Products	Total	Americas Materials	Europe Materials	Building Products	Total
	2021 $m	2021 $m	2021 $m	2021 $m	2020 $m	2020 $m	2020 $m	2020 $m
Not past due	1,139	1,050	626	2,815	956	958	523	2,437
Past due:
- less than 60 days	469	223	227	919	396	310	198	904
- 60 days or greater but less than 120 days	74	44	74	192	65	32	59	156
- 120 days or greater	26	31	37	94	24	20	27	71
Total trade receivables, net	1,708	1,348	964	4,020	1,441	1,320	807	3,568